Intangible Assets - Balances by Major Asset Class and Amortization Expense (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets with definite lives
Accumulated Amortization		$ 193,347	$ 133,767
Amortization expense		60,818	61,467	$ 52,355
Intangible assets
Gross Carrying Amount		726,652	756,003
Impairment of intangible assets	$ 27,826		27,826	74,034
Net Carrying Amount		$ 533,305	$ 594,410
Weighted average
Intangible assets with definite lives
Amortization period		12 years 9 months 18 days	12 years 9 months 18 days
Trademark
Intangible assets with indefinite lives
Gross Carrying Amount		$ 4,200	$ 24,500
Impairment			20,300
Net Carrying Amount		4,200	4,200
Customer relationships
Intangible assets with definite lives
Gross Carrying Amount		640,052	640,503
Accumulated Amortization		144,768	97,857
Net Carrying Amount		$ 495,284	$ 542,646
Intangible assets
Impairment of intangible assets				$ 74,034
Customer relationships | Weighted average
Intangible assets with definite lives
Amortization period		13 years 8 months 12 days	13 years 8 months 12 days
Acquired software
Intangible assets with definite lives
Gross Carrying Amount		$ 82,400	$ 82,400
Accumulated Amortization		48,579	34,836
Net Carrying Amount		$ 33,821	$ 47,564
Acquired software | Weighted average
Intangible assets with definite lives
Amortization period		6 years 2 months 12 days	6 years 2 months 12 days
Trademark
Intangible assets with definite lives
Gross Carrying Amount			$ 8,600
Accumulated Amortization			1,074
Impairment			$ 7,526
Trademark | Weighted average
Intangible assets with definite lives
Amortization period			11 years